Stock Options (Tables)	12 Months Ended
Dec. 31, 2014
Stock Options (Tables) [Abstract]
Schedule of share-based compensation arrangements by share-based payment award
		Weighted	Weighted
		average	average
	Options	exercise	exercise
	(in thousands)	price	price
Stock options for ordinary shares		€	$
Balance at December 31, 2013	10,791	45.83	55.64
Granted	1,677	50.35	61.14
Exercised	2,109	35.17	42.70
Forfeited	1,170	51.81	62.90
Balance at December 31, 2014	9,189	48.34	58.69